Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	kpit_SupplementTextBlock

KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Investor Class (KGSCX)

Advisor Class (KGSAX)

Institutional Class (KGSIX)

Supplement Dated May 21, 2015 to the

Prospectus dated April 30, 2015

THIS SUPPLEMENT PROVIDES NOTICE OF CHANGES IN THE PROSPECTUS BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Due to a typographical error, on page 1 of the Prospectus under “Summary Section – Fees and Expenses of the Fund”, the amount of “Total Other Expenses” for the Institutional Class in the Annual Fund Operating Expenses table is replaced with 0.17%.

KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	kpit_SupplementTextBlock

KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Investor Class (KGSCX)

Advisor Class (KGSAX)

Institutional Class (KGSIX)

Supplement Dated May 21, 2015 to the

Prospectus dated April 30, 2015

THIS SUPPLEMENT PROVIDES NOTICE OF CHANGES IN THE PROSPECTUS BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Due to a typographical error, on page 1 of the Prospectus under “Summary Section – Fees and Expenses of the Fund”, the amount of “Total Other Expenses” for the Institutional Class in the Annual Fund Operating Expenses table is replaced with 0.17%.

KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%